Annual Total Returns - Fidelity Global Credit Fund [BarChart] - 12.31 Fidelity Global Credit Fund AMCIZ PRO-14 - Fidelity Global Credit Fund - Fidelity Advisor Global Credit Fund: Class A	Mar. 01, 2022
Bar Chart Table:
Annual Return 2013	(3.76%)
Annual Return 2014	0.08%
Annual Return 2015	(5.24%)
Annual Return 2016	2.39%
Annual Return 2017	8.60%
Annual Return 2018	(3.05%)
Annual Return 2019	14.37%
Annual Return 2020	8.00%
Annual Return 2021	(0.76%)